PREPAID EXPENSES AND OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
Advances to suppliers	$ 855	$ 1,449
Income/corporate taxes	2,184	1,605
VAT and consumption tax	2,931	1,585
Prepaid expenses	579	1,047
Restricted deposits	454	706
Fair value of financial derivatives	276	1,292
Other	2,915	2,954
Total prepaid expenses and other receivables	$ 10,194	$ 10,638